VISIO 2026-1 DEPOSITOR LLC ABS 15G

Exhibit 99.3

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Digital Risk, LLC (“Digital Risk”), a third party due diligence provider, performed the review described below on behalf of its client, Visio-Beach Point Mortgage Trust, LLC. The review included a of 729 residential mortgage loans, in connection with the securitization identified as Visio 2026-1 (the “Securitization”). The review began on May 1, 2023, and concluded on May 18, 2026.

The third-party due diligence services are intended to generally comply with currently known rating agency criteria for newly originated mortgage loans.

Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings	Global Methodology And Assumptions: Assessing Pools Of Residential Loans—U.S. And Canada Supplement, Feb 21, 2025

Previously Performed Due Diligence

Digital Risk previously performed certain due diligence services (the “Previous Review”) with respect to 395 loans (the “Previously Reviewed Loans”) that are included in the Current Securitization and that were previously included in prior securitization transactions referred to as Visio 2023-1. Information with respect to the Previously Reviewed Loans can be found in (i) Exhibit 99.2 in the Form ABS 15G filed by Visio 2023-1 Depositor LLC on March 8, 2023 (Accession Number: 0001387131-23-003019). The Digital Risk Loan ID# for each of the Previously Reviewed Loans can be found on pages 7 and 8 of this document.

Scope of Review

Credit Review

Digital Risk performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	Review Initial & Final Application

a.	Check application for completeness. Determine whether the information in the preliminary Loan application, final application, and all credit documents is consistent.

b.	Validate Social Security/Taxpayer Identification number is valid

c.	Compare data on final form 1003 with the data from verifications

d.	Form is Complete, Signed, Dated, on or before loan consummation date,

b.	Review Approval Conditions

a.	Underwriting decision is supported (manual underwrite credit conditions have been satisfied prior to closing the approved Loan package)

b.	Validation of assets/funds to close

c.	Validation of DSCR or qualification method and LTV calculations

c.	Review Occupancy/Red Flags

a.	Occupancy is supported

b.	Occupancy Red Flags adequately addressed

d.	Verification of Borrower Original and Audit Credit Report

a.	Validate names, social security number(s), and addresses

b.	AKA’s investigated and cleared

c.	Acceptable credit history and credit score requirements in conformance with applicable guidelines

e.	Verification of Borrower Asset Information

a.	Income

i.	lease agreement or market survey for rental income

b.	Assets

i.	Confirm adequate funds to cover required down payment and closing costs and reserves

ii.	Check dates for document expiration

f.	Review Sales Contract

a.	Complete and executed

b.	Earnest Money Deposit verified

c.	Parties are consistent

d.	Seller contributions are within guidelines

g.	Hazard and Flood (if applicable)

a.	Verify sufficient coverage

b.	Verify coverage is for subject

c.	Validate all premiums are included in DSCR and any required upfront premium is paid

h.	Review Title Commitment/Policy

a.	Vesting correct

b.	Lien position

c.	Legal description

d.	Validate no encumbrances

i.	Review Closing Documents.

a.	Review security documents to ensure the Loan was closed in accordance with approval and with all required signatures

b.	Correct and complete instruments

c.	Review Settlement Statement

d.	Right to Cancel (if applicable)

Compliance Review

Digital Risk performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below (for applicable Owner Occupied Properties):

a.	Failure to provide the right of rescission notice;

b.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

c.	errors in the right of rescission notice;

d.	failure to provide the correct form of right of rescission notice;

e.	failure to provide the three (3) business day rescission period; and

f.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

b.	TILA (for applicable Owner Occupied Properties)

a.	Higher-priced Mortgage Loan (§1026.35):

i.	APR threshold test; and

ii.	Compliance with the escrow account and appraisal requirements.

c.	Business Purpose Loan Compliance Review

a.	Non-Owner Occupied Declaration Disclosure

i.	Verify reflects correct address

ii.	Verify application address is different from subject property

iii.	Verify executed by all borrowers

b.	Review Note accuracy and properly executed

c.	Review Mortgage and applicable riders for accuracy and properly executed

d.	Occupancy Letter (must state that borrower(s) will not reside in the property for more than 14 days on any calendar year, and be acknowledged by the consumer).

e.	HMDA section (Information for Government Monitoring Purposes) of the application (initial and/or final)

f.	If property is in a flood zone, Flood Notice must be provided prior to closing

g.	Right to Receive Copy of Appraisal or Appraisal Waiver Disclosure

h.	Letter of Explanation detailing the use of proceeds.

i.	Borrower’s statement of purpose for the loan.

j.	State License requirements when applicable

k.	State Predatory lending and high cost when applicable

d.	Exclusions. Digital Risk reviews do not test for:

a.	Technical formatting of disclosures.

b.	Other Post-consummation disclosures, including Escrow Closing Notice; and Mortgage servicing transfer and partial payment notices.

c.	For Loans made by an FDIC-supervised institution or servicer, extended or renewed on or after January 1, 2016, whether prohibited fees were collected prior to the initial LE being issued

d.	Whether any fee is a “bona fide” fee for third-party services

e.	Whether the loans comply with all federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Digital Risk are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Digital Risk is relying in reaching such findings.

Valuation Review

Digital Risk performed a “Valuation Review,” which included the following:

a.	Review Appraisal

b.	Digital Risk’s review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. Digital Risk’s review will include verifying the appraisal report:

c.	On the appropriate appraisal form:

a.	All elements of appraisal are present

b.	Ensure all applicable Loan documents match appraisal information

c.	Property is acceptable collateral for Loan program

d.	Completed by an appraiser that was actively licensed to perform the valuation

e.	Completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, or if the appraisal was performed for another lender, the file contains evidence that Client approved use of that appraisal

f.	The original appraisal report is made and signed prior to the final approval of the closing of the loan. Any revisions, if made known to Digital Risk, to the original report are documented and dated completed and dated within the guideline’s restrictions,

g.	The original appraisal is ‘As is’ or Inspection received including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

h.	Determine whether the appraised value is supported at or within 10% variance based on a third-party valuation product. If a third-party valuation product is in file, but notes a variance above 10% or an inconclusive value, Digital Risk will review third-party products in the file to ensure the correct value was applied per Client Guidelines

i.	With regard to the use of comparable properties, Digital Risk’s review will (a) review the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensure that such comparable properties are within standard appraisal guidelines; (b) confirm the property value and square footage of the subject property was bracketed by comparable properties, (c verify that comparable properties used are similar in size, style, and location to the subject, and (d) check for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

j.	Other aspects of Digital Risk’s review include (i) verifying that the address matched the mortgage note, ((ii) if requested, noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same, (iii) confirming the appraisal report does not include any apparent environmental problems, (iv) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (v) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that if there are negative external factors, there is support in the loan file of the Client’s approval to waive the factor; and (vi) confirming that the value product that was used as part of the origination decision conforms with rating agency requirements.

d.	If more than one valuation was provided, Digital Risk will confirm consistency among the valuation products and if there are discrepancies that could not be resolved, Digital Risk will create an exception and work with the client on the next steps which may include ordering of additional valuation products such as collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in Digital Risk’s review result in a variance of more than 10% then the client will be notified of such variance.

e.	Digital Risk will confirm to the extent possible, that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, Digital Risk will review the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparable properties and adjustments were documented and that pictures were provided and were accurate.

f.	In addition, Digital Risk will access the ASC database to verify that the appraiser, and if applicable the appraiser’s supervisor, were licensed and in good standing at the time the appraisal was completed.

Data Discrepancy Report

As part of the Credit and Compliance Reviews, Digital Risk captured data from the source documents and compared it to a data tape provided by Client. Digital Risk provided Client a Data Discrepancy Report which shows the differences between the tape data and the data captured by Digital Risk during the diligence process. Tape values that are blank indicate that the data was not provided on the provided data tape but Digital Risk captured it during the review. The table below reflects the discrepancies inclusive of the blank data fields:

Fields Reviewed	Count	Percentage
Channel/Origination Type	2	0.60%
LTV	1	0.30%
Market Rent per Appraisal	3	0.90%
Property Acquisition Price	3	0.90%
Property Type	4	1.20%
Renter Occupied Flag?	3	0.90%
Total Cash Reserves	31	9.28%

Summary of Results

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	320	$110,785,884.00	95.81%
Event Grade B	11	$5,243,999.00	3.29%
Event Grade C	3	$1,391,250.00	0.90%
Event Grade D	0	$0.00	0.00%
Total Sample	334	$117,421,133.00	100.00%
Credit Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	333	$117,267,383.00	99.70%
Event Grade B	1	$153,750.00	0.30%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	334	$117,421,133.00	100.00%
Compliance Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	334	$117,421,133.00	100.00%
Event Grade B	0	$0.00	0.00%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	334	$117,421,133.00	100.00%
Valuation Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	320	$110,785,884.00	95.81%
Event Grade B	11	$5,243,999.00	3.29%
Event Grade C	3	$1,391,250.00	0.90%
Event Grade D	0	$0.00	0.00%
Total Sample	334	$117,421,133.00	100.00%

Previously Reviewed Due Diligence

7659143	7522256	7571989	7600073	7623604	7638132	7668524	7596380	7634960
7659141	7522252	7573577	7600066	7623605	7638130	7668522	7596378	7634957
7654898	7522238	7573578	7600067	7623607	7638328	7668520	7596381	7635052
7660143	7522248	7574447	7600069	7624611	7638330	7668521	7596382	7635055
7660140	7522237	7574451	7600068	7624614	7638983	7668525	7596856	7635050
7660142	7522260	7576238	7600685	7624610	7638984	7669269	7596857	7635216
7660661	7523648	7576240	7600686	7625149	7638985	7669267	7596852	7656618
7660662	7523646	7576239	7600687	7625738	7639769	7670136	7596855	7635215
7660665	7526489	7577127	7600688	7626610	7639770	7670132	7596853	7635219
7661028	7526488	7577356	7600960	7626611	7639772	7670133	7596858	7636208
7661027	7526490	7577355	7600958	7626607	7641542	7670135	7597445	7636205
7661029	7526485	7578136	7600959	7626612	7641540	7670137	7597446	7636655
7661030	7526494	7578135	7600961	7626606	7641541	7670872	7598343	7636658
7661525	7526482	7578140	7601596	7626822	7642601	7670871	7599155	7636657
7661527	7528738	7654901	7601593	7626823	7642600	7670873	7599153	7636654
7662149	7528735	7578421	7601594	7628279	7642599	7517314	7599154	7637189
7662151	7529783	7578423	7602709	7628276	7642602	7522240	7599206	7637193
7662148	7529786	7578424	7602711	7628280	7655624	7522253	7599207	7638136
7662150	7533475	7579150	7602712	7628273	7643265	7522246	7599210	7651590
7662870	7533471	7579892	7603692	7628277	7644229	7522255	7600071	7651591
7663906	7533466	7579893	7603680	7629042	7644236	7522259	7619754	7652692
7663908	7533469	7581068	7654902	7629043	7655622	7522251	7620013	7652689
7663907	7533470	7581840	7603691	7629044	7644235	7551331	7620836	7652694
7665022	7534376	7582479	7603679	7629045	7644233	7551329	7620837	7652693
7665055	7534380	7582480	7603686	7629040	7644923	7656121	7620839	7653282
7665053	7534378	7584241	7603678	7629046	7644924	7552068	7620835	7653755
7665921	7535987	7585570	7603843	7629048	7644922	7552067	7620834	7654900
7666783	7535990	7585571	7603842	7629049	7655619	7553007	7621977
7666782	7536875	7585564	7603840	7629041	7655623	7553015	7622516
7667924	7536878	7587832	7603844	7629717	7646166	7553012	7622517
7667933	7538632	7588491	7603841	7629714	7646165	7552998	7622518
7667930	7538630	7256894	7654903	7629720	7647395	7555020	7622514
7667931	7540962	7589330	7604394	7629713	7647877	7559669	7622520
7667929	7542673	7589326	7608037	7629718	7647875	7560289	7623058
7667928	7543372	7589328	7608035	7630483	7647876	7564090	7623056
7667922	7543371	7589327	7608033	7630482	7648251	7564092	7623054
7667921	7543373	7590479	7608036	7630480	7649624	7565608	7623053
7667925	7544654	7590481	7608040	7631491	7649625	7566535	7623060
7667920	7544659	7592211	7608034	7631493	7649623	7566533	7623059
7667923	7544657	7592210	7608032	7631487	7649621	7566530	7623055
7667927	7545141	7593001	7618970	7631488	7650199	7570469	7623057
7668198	7545144	7593000	7618968	7631489	7650200	7570471	7623603
7668197	7545143	7593003	7618966	7631492	7650983	7570470	7634521
7668193	7548175	7593002	7618965	7633460	7650979	7571990	7634516
7668523	7549613	7593776	7618969	7634519	7650980	7594495	7634958
7668519	7549610	7593777	7619753	7634522	7650982	7596383	7634959

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.